Fair Value Disclosures on Financial Instruments - Valuation Techniques and Inputs (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
AFS | Marketable equity investments
Transfers Between Levels 1 and 2
Transfers of available-for-sale equity investments from Level 2 to Level 1	€ 360	€ 17
Unlisted equity investments | Fair Value - Measured at Fair Value on a Recurring Basis | Lowest
Valuation Techniques and Inputs
Revenue multiple	3.4
Discount for lack of marketability	10.00%
Unlisted equity investments | Fair Value - Measured at Fair Value on a Recurring Basis | Highest
Valuation Techniques and Inputs
Revenue multiple	7.8
Discount for lack of marketability	20.00%